Taxation - Tax losses for which no deferred tax is recognised (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unused trading losses and temporary differences
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	£ 332	£ 287
Unused losses for which no deferred tax asset recognised - tax effected	93	79
Unused trading losses and temporary differences | Within 10 years
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	123	100
Unused losses for which no deferred tax asset recognised - tax effected	35	29
Unused trading losses and temporary differences | After 10 years
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	1
Unused trading losses and temporary differences | Available indefinitely
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	208	187
Unused losses for which no deferred tax asset recognised - tax effected	58	50
Unused state and local tax losses
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	108	73
Unused losses for which no deferred tax asset recognised - tax effected	7	6
Unused state and local tax losses | Within 10 years
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	19	27
Unused losses for which no deferred tax asset recognised - tax effected	1	2
Unused state and local tax losses | After 10 years
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	89	46
Unused losses for which no deferred tax asset recognised - tax effected	6	4
Unused capital losses
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	22	22
Unused losses for which no deferred tax asset recognised - tax effected	5	5
Unused capital losses | Available indefinitely
Disclosure Of Income Tax Expenses
Unused losses for which no deferred tax asset recognised - gross amount	22	22
Unused losses for which no deferred tax asset recognised - tax effected	£ 5	£ 5